GOODWILL (Tables)	12 Months Ended
Jun. 30, 2021
GOODWILL
Schedule of changes in the carrying amount of goodwill

	Operating segment
	Mechanical and electrical solutions	Industrial automation	Total
Balance as of July 1, 2019	$36,468	586	$37,054
Goodwill upon acquisition	—	958	958
Goodwill impairment charge	(35,767)	—	(35,767)
Translation adjustment	(701)	(84)	(785)

Balance as of June 30 , 2020	$—	1,460	$1,460

Translation adjustment	—	138	138
Balance as of June 30, 2021	$—	1,598	$1,598